Organization and Description of Business	12 Months Ended
Dec. 31, 2021
Organization and Nature of Business [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

ReTo Eco-Solutions, Inc. (“ReTo”) is a business company established under the laws of the British Virgin Islands on August 7, 2015 as a holding company to develop business opportunities in the People’s Republic of China (the “PRC” or “China”). ReTo and its subdiaires are collectively referred to as the Company. ReTo, through its subsidiaries, is engaged in (i) manufacture and distribution of eco-friendly construction materials and equipment used for the production of these eco-friendly construction materials and related consultation and technological services; (ii) consultation, design, project implementation and construction of urban ecological protection projects; (iii) roadside assistance services; and (iv) software development services.

As of December 31, 2021, the accompanying consolidated financial statements of the Company reflected the principal activities of the entities listed below. All inter-company balances and transactions have been eliminated upon consolidation.

Name of the Entity	Place of Incorporation	Ownership Percentage
ReTo Eco-Solutions, Inc.	British Virgin Islands	Parent
REIT Holdings (China) Limited (“REIT Holdings”)	Hong Kong, China	100%
Beijing REIT Technology Development Co., Ltd. (“Beijing REIT”)	Beijing, China	100%
Gu’an REIT Machinery Manufacturing Co., Ltd. (“Gu’an REIT”) (1)	Gu’an, China	-%
REIT MingSheng Environment Protection Construction Materials (Changjiang) Co., Ltd. (“REIT Changjiang”) (2)	Changjiang, China	-%
Beijing REIT Ecological Engineering Technology Co., Ltd.	Beijing, China	100%
Hainan REIT Construction Engineering Co., Ltd. (“REIT Construction”)	Haikou, China	100%
REIT New Materials Xinyi Co., Ltd. (“Xinyi REIT”)	Xinyi, China	70%
Nanjing Dingxuan Environmental Protection Technology Development Co., Ltd. (“Dingxuan”)	Nanjing, China	100%
REIT Q GREEN Machines Private Ltd (“REIT India”)	India	51%
REIT Ecological Technology Co., Ltd. (“REIT Yancheng”)	Yancheng, China	100%
Datong Ruisheng Environmental Engineering Co., Ltd. (“Datong Ruisheng”)	Datong, China	100%
Guangling REIT Ecological Cultural Tourism Co., Ltd.	Datong, China	100%
REIT (Xiong’an, Hebei) Eco Technology Co., Ltd.	Xiong’an, China	100%
REIT Technology Development Co., Ltd (“REIT Technology”)	Haikou, China	100%
Hainan REIT Mingde Investment Holding Co., Ltd(“REIT Mingde”)	Haikou, China	100%
Yangpu Fangyuyuan United Logistics Co., Ltd.	Haikou, China	100%
Hainan Kunneng Direct Supply Chain Management Co., Ltd.	Haikou, China	51%
Hainan Yile IoT Technology Co., Ltd (“Hainan Yile IoT”)	Haikou, China	61.6%
Hainan Yile IoV Technology Research Institute Co., Ltd, (“Yile Vehicles”)	Haikou, China	90%

(1)	On January 2, 2020, Beijing REIT sold its 100% equity interests in Gu’an REIT to Hebei Huishitong Technology Inc. After the transaction, the Company no longer owns any equity interest in Gu’an REIT as of the date of this report. (See Note 4—Discontinued operations.)

(2)	On November 12, 2021, the Company sold its 100% equity interests in REIT Changjiang to Zhixin Group (Hong Kong) Co., Ltd. and Xiamen Zhixin Building Materials Co., Ltd. After the transaction, the Company no longer owns any equity interest in REIT Changjiang as of the date of this report. (See Note 4—Discontinued operations.)